Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 25,095	$ 139,485
Accounts receivable	14,691	12,900
Other receivable	32,029	48,443
Inventory	10,849	5,270
Total current assets	82,664	206,098
Property and equipment, net	5,266	5,793
Right of use assets	540,844	0
Other Assets	2,745	2,745
Total assets	631,519	214,635
Current liabilities:
Accounts payable	77,955	52,665
Accrued liabilities	128,178	134,505
Lease liability short term	67,283	0
Total current liabilities	273,416	187,170
Lease liability-long term	473,561	0
Notes payable	12,171	12,171
Convertible Notes	10,000	10,000
Total liabilities	769,148	209,340
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value, 200,000,000 shares authorized; 183,913,582 and 180,913,582 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	183,913	180,913
Additional paid-in capital	13,710,078	13,702,813
Accumulated deficit	(14,009,211)	(13,859,006)
Total Kisses From Italy Stockholders' Deficit	(115,075)	24,960
Non-controlling interest	(22,554)	(19,665)
Total stockholders' equity	(137,629)	5,295
Total liabilities and equity	631,519	214,635
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 145	$ 240